LEGG MASON EQUITY FUNDS
                       Value Trust, Inc.
                    Total Return Trust, Inc.
                 Special Investment Trust, Inc.
                American Leading Companies Trust
                         Balanced Trust

       Supplement to the Prospectus dated July 31, 1996,
                  as amended February 12, 1997


     Nancy T. Dennin, Senior Vice President of Legg Mason Fund Adviser, Inc., has assumed primary responsibility for the day-to-day management of Total Return Trust, Inc. ("Fund"). Previously, Ms. Dennin was co-manager of the Fund with William H. Miller, III.

                                                  May 21, 1997

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                    NAVIGATOR EQUITY FUNDS
                     Navigator Value Trust
                  Navigator Total Return Trust
               Navigator Special Investment Trust
           Navigator American Leading Companies Trust
                    Navigator Balanced Trust

       Supplement to the Prospectus dated July 31, 1996,
                  as amended February 12, 1997


     Nancy T. Dennin, Senior Vice President of Legg Mason Fund Adviser, Inc., has assumed primary responsibility for the day-to-day management of Total Return Trust, Inc. ("Fund"). Previously, Ms. Dennin was co-manager of the Fund with William H. Miller, III.

                                                  May 21, 1997